Acquisitions	12 Months Ended
Dec. 31, 2015
Acquisitions
Acquisitions

5. Acquisitions

The Company accounts for business combinations using the purchase method of accounting, which requires the acquisition cost be allocated to the assets and liabilities of the Company acquired, including separately identifiable intangible assets, based on their estimated fair values. The Company makes estimates and judgments in determining the fair value of the acquired assets and liabilities based on independent appraisal reports as well as its experience with similar assets and liabilities in similar industries. If different judgments or assumptions were used, the amounts assigned to the individual acquired assets or liabilities could be materially different.

Weibo Interactive

In May 2013, the Company acquired the remaining 45% equity interest in Beijing Weibo Interactive Internet Technology Co., Ltd. (‘‘Weibo Interactive’’), an online game platform company, for a consideration of $4.6 million as a step-up acquisition. The Company acquired the initial 55% equity interest in Weibo Interactive in August 2011 for a consideration of $5.3 million and accounted for it under the equity method of accounting, as the Company did not hold sufficient board seats to control its operations. In accordance with ASC805 accounting for business combination achieved in stages, the Company’s previously held 55% equity interest shall be remeasured to fair value at the date of acquisition, which resulted in a remeasurement gain of $3.1 million upon obtaining control. The Company hired an independent valuation firm to assist management in valuing its previously held equity interest in Weibo Interactive as of the acquisition date. The Company began to consolidate Weibo Interactive’s financial statements from June 1, 2013. Goodwill arising from this transaction primarily represents the expected synergies from combining the operations of Weibo Interactive with the Company, which are complementary to each other. Total identifiable intangible assets acquired upon acquisition included a customer list of $2.1 million, game platform technology of $1.0 million and non-compete agreement of $0.5 million, which have an estimated useful life between two to five years.  Consideration for Weibo Interactive was allocated on the acquisition date based on the fair value of the assets acquired and the liabilities assumed as follows:

As of acquisition date
(In thousands)
Cash consideration for the remaining 45% equity interest	$4,635
Fair value of previously held 55% equity interest	5,445

Total consideration	10,080

Tangible assets	98
Identifiable intangible assets acquired	3,560
Liabilities assumed	(1,095)
Goodwill	7,517

Total consideration	$10,080

The Company transferred 100% equity interest in Weibo Interactive to Weibo Corporation in December 2013 for a consideration of $10.1million. The transaction was accounted for as an ownership transfer between entities under common control, the carrying amount of the assets and liabilities of Weibo Interactive remained unchanged subsequent to the transaction, and no gain or loss was recorded in SINA’s consolidated statements of comprehensive income (loss). The acquisition completed in May 2013 did not have a material impact on the Company’s consolidated financial statements, and, therefore, pro forma disclosures have not been presented.

All Sure

The Company previously purchased approximately 35% equity interest in All Sure Limited, an online search company, for a consideration of $21.3 million and accounted for the investment under the cost method of accounting, as the preferred shares issued to the Company were not considered common shares nor in-substance common shares as described in ASC 323-10-15. The Company also loaned $14.6 million to All Sure Limited, which was included in the consolidated balance sheets of the Company before the acquisition. In December 2013, All Sure Limited redeemed the 35% equity interest from the Company in exchange of 100% shares in All Sure Hong Kong Limited (thereafter “All Sure”), a wholly owned subsidiary of All Sure Limited, which directly and indirectly owned substantially all the assets and liabilities of the operations in exchange for the extinguishment of the loan.

In accordance with ASC805 accounting for business combination achieved in stages, the Company’s previously held 35% equity interest shall be remeasured to fair value at the date of acquisition, which resulted in a remeasurement loss of $0.6 million upon obtaining control. The Company hired an independent valuation firm to assist management in valuing its previously held equity interest in All Sure as of the acquisition date. The Company began to consolidate All Sure’s financial statements from December 2013. The amount of revenue and earnings of All Sure since the acquisition date included in the consolidated financial statements of the Company in 2013 was immaterial. Goodwill arising from this transaction primarily represents the expected synergies from combining the operations of All Sure and the Company, which are complementary to each other. Total identifiable intangible assets acquired upon acquisition mainly included core technology of $3.6 million and trademark and domain names of $3.6 million, which have an estimated useful life of five and ten years, respectively. Consideration for All Sure was allocated on the acquisition date based on their fair value of the assets acquired and the liabilities assumed as follows:

As of acquisition date
(In thousands)
Consideration	$14,631
Fair value of previously held 35% equity interest	20,703
Non-controlling interests	1,678

Total consideration	37,012

Tangible assets	7,438
Identifiable intangible assets acquired	7,200
Liabilities assumed	(2,293)
Goodwill	24,667

Total consideration	$37,012

The following unaudited pro forma consolidated financial information reflects the combined results of operations of the Company and All Sure for the year ended December 31, 2013, as if the acquisition of All Sure had occurred on January 1, 2012, and after giving effect to purchase accounting adjustments. These pro forma results have been prepared for comparative purposes only and do not purport to be indicative of what operating results would have been had the acquisition actually taken place as of the beginning of the periods presented and may not be indicative of future operating results.

For the Year Ended
December 31, 2013
Unaudited
(In thousands)

Net revenues	$666,973
Net income	$27,605

The pro forma net income for the periods presented includes $0.8 million for the amortization of identifiable intangible assets net of tax for 2013. The relevant tax impact was determined using the actual effective income tax rate of All Sure for each presented period.

Weiyue

The Company previously invested $3.4 million in Weiyue,  which engages in operating the mobile-based as well as PC-based online reading platform, in return for 35% of common shares. Pursuant to the investment agreement, the Company had contingent redemption right and its investment in Weiyue did not meet the definition of “in-substance common shares” under ASC 323-10-15. Due to there was no readily determinable fair value for the Company’s investment in Weiyue, it was accounted for under the cost method prior to January 2014.

In January 2014, pursuant to the new share purchase agreement, the Company acquired another 20.85% of Weiyue’s ordinary share with consideration of $8.3 million and obtained control, holding 55.85% of Weiyue’s ordinary shares upon the completion of the transaction.  In accordance with ASC805 accounting for step-up acquisition, the Company’s previously held 35% equity interest was re-measured to fair value at the acquisition date, which was valued with the assistance of an independent valuation firm and a re-measurement gain of $1.2 million was recognized. The Company began to consolidate Weiyue’s financial statements from January 2014 and the remaining 44.15% of its ordinary shares was recognized as non-controlling interests on the balance sheet. Total identifiable intangible assets acquired upon acquisition mainly included exclusive content distribution right of $2.8 million, customer relationships and core technology of $0.8 million, which have an estimated useful life of three to ten years, respectively. Consideration for Weiyue was allocated on the acquisition date based on their fair value of the assets acquired and the liabilities assumed as follows:

As of acquisition date
(In thousands)
Consideration	$8,252
Fair value of previously held 35% equity interest	4,648
Non-controlling interests	5,856

Total consideration	18,756

Tangible assets	940
Identifiable intangible assets acquired	3,631
Liabilities assumed	(341)
Goodwill	14,526

Total consideration	$18,756

The acquisition did not have a material impact on the Company’s consolidated financial statements, and, therefore, pro forma disclosures have not been presented. The goodwill acquired from Weiyue has been fully impaired in 2014 (see Note 6).

In 2014, other than Weiyue acquisition described above, the Company acquired two other companies with total purchase consideration of $4.5 million.  These two acquisitions had no material impact on the Company’s consolidated financial statements. No new acquisition incurred in 2015.